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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-05324
-----------------------------------------------------------------

                                Elfun Diversified Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN DIVERSIFIED FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2007 (UNAUDITED)

                                                                       NUMBER OF
                                                                          SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 55.4%
------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 7.6%
Bed Bath & Beyond, Inc.                                                   64,339                          $  2,584 (a,h)
Carnival Corp.                                                            56,770                             2,660 (h)
Comcast Corp. (Class A)                                                  153,595                             3,912 (a)
Corinthian Colleges, Inc.                                                 21,267                               292 (a,j)
Home Depot, Inc.                                                          78,216                             2,874
Liberty Global, Inc. (Series C)                                           42,833                             1,312 (a)
Liberty Media Holding Corp - Capital (Series A)                           21,170                             2,341 (a)
Liberty Media Holding Corp - Interactive (Series A)                       25,227                               601 (a)
Omnicom Group, Inc.                                                       17,346                             1,776
Staples, Inc.                                                             61,286                             1,584
Target Corp.                                                              14,192                               841
Viacom Inc. (Class B)                                                     18,405                               757 (a)
                                                                                                            21,534

CONSUMER STAPLES - 6.2%
Colgate-Palmolive Co.                                                     58,662                             3,918
Kimberly-Clark Corp.                                                       7,254                               497
PepsiCo, Inc.                                                             96,509                             6,134
The Coca-Cola Co.                                                         97,771                             4,693
Wal-Mart Stores, Inc.                                                     48,255                             2,266
                                                                                                            17,508

ENERGY - 5.4%
EOG Resources, Inc.                                                       18,923                             1,350
Exxon Mobil Corp.                                                        106,602                             8,043
Halliburton Co.                                                           28,385                               901
Schlumberger Ltd.                                                         70,017                             4,838
                                                                                                            15,132

FINANCIALS - 9.4%
AFLAC Incorporated                                                        33,431                             1,573 (h)
Alleghany Corp.                                                              935                               349 (a,j)
American International Group, Inc.                                        98,402                             6,615
Bank of America Corp.                                                     84,894                             4,331
Everest Re Group, Ltd.                                                    21,132                             2,032
Federal National Mortgage Assoc.                                          50,778                             2,771
HCC Insurance Holdings, Inc.                                              24,091                               742 (j)
Mellon Financial Corp.                                                    40,055                             1,728
Metlife, Inc.                                                             21,446                             1,354
State Street Corp.                                                        46,047                             2,982 (e)
SunTrust Banks, Inc.                                                      25,230                             2,095 (j)
                                                                                                            26,572

HEALTHCARE - 8.8%
Abbott Laboratories                                                       77,585                             4,329
Aetna, Inc.                                                               59,979                             2,627
Amgen, Inc.                                                               58,215                             3,253 (a)
Lincare Holdings Inc.                                                     51,408                             1,884 (a)
Medtronic Inc.                                                            51,725                             2,538
Pfizer Inc.                                                              175,732                             4,439
Wyeth                                                                    112,909                             5,649
                                                                                                            24,719

INDUSTRIALS - 3.5%
Dover Corp.                                                               57,491                             2,806
Southwest Airlines Co.                                                   173,466                             2,550 (j)
Textron Inc.                                                              25,231                             2,266
United Technologies Corp.                                                 35,275                             2,293
                                                                                                             9,915

INFORMATION TECHNOLOGY - 13.9%
Activision, Inc.                                                          37,847                               717 (a)
Analog Devices, Inc.                                                      30,593                             1,055
Automatic Data Processing, Inc.                                           63,078                             3,053
Cisco Systems, Inc.                                                      184,503                             4,710 (a)
Dell, Inc.                                                                25,231                               586 (a)
eBay, Inc.                                                                10,408                               345 (a)
EMC Corp.                                                                 96,225                             1,333 (a,j)
Fidelity National Information Services, Inc.                              17,661                               803
First Data Corp.                                                          12,613                               339
Intel Corp.                                                              140,666                             2,691
Intuit Inc.                                                               94,616                             2,589 (a)
Microsoft Corp.                                                          198,380                             5,529
Molex, Inc. (Class A)                                                     90,587                             2,255
Oracle Corp.                                                             268,082                             4,860 (a)
Paychex, Inc.                                                             41,631                             1,577
QUALCOMM, Inc.                                                            18,923                               807
Western Union Co.                                                        147,288                             3,233
Yahoo! Inc.                                                               90,201                             2,822 (a)
                                                                                                            39,304

MATERIALS - 0.6%
Monsanto Co.                                                              30,593                             1,681

TOTAL DOMESTIC EQUITY                                                                                      156,365
(COST $134,149)

-------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 17.9%
-------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 17.6%

CONSUMER DISCRETIONARY - 1.3%
Accor S.A.                                                                 2,000                              $190 (j)
Hyundai Motor Co.                                                          2,270                               160
Koninklijke Philips Electronics N.V.                                      25,205                               959 (j)
Lagardere SCA (Regd.)                                                      1,060                                81 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                      3,882                               429 (j)
Persimmon PLC                                                              1,851                                51
Reed Elsevier PLC                                                         23,720                               283
Renault S.A.                                                                 389                                45
Sekisui Chemical Company Ltd.                                             45,998                               366 (j)
Swatch Group AG                                                              246                                65
Toyota Motor Corp.                                                        15,246                               975 (j)
                                                                                                             3,604

CONSUMER STAPLES - 1.2%
Carrefour S.A.                                                             2,134                               156 (j)
Diageo PLC                                                                27,395                               553
Metro AG                                                                   4,123                               291 (j)
Nestle S.A. (Regd.)                                                        2,609                             1,011
Seven & I Holdings Company Ltd.                                           15,500                               471 (j)
Shiseido Company Ltd.                                                     24,000                               487 (j)
Tesco PLC                                                                 65,840                               574
                                                                                                             3,543

ENERGY - 1.4%
Acergy S.A.                                                               24,803                               527 (a)
BG Group, PLC                                                             21,880                               315
China Petroleum & Chemical Corp.                                         324,000                               274
EnCana Corp.                                                               1,459                                74 (j)
ENI S.p.A.                                                                 4,407                               143 (j)
Paladin Resources Ltd.                                                    41,452                               326 (a,j)
Petroleo Brasileiro S.A. ADR                                               6,243                               558 (a)
Saipem S.p.A.                                                             35,486                             1,030 (j)
Total S.A.                                                                10,368                               724 (j)
                                                                                                             3,971

FINANCIALS - 5.1%
Allianz AG (Regd.)                                                         2,291                               469
AXA S.A.                                                                  11,730                               496 (j)
Banca Intesa S.p.A.                                                       82,004                               621 (j)
Banco Santander Central Hispano S.A. (Regd.)                              39,129                               696
Bank of Yokohama Ltd.                                                     52,605                               392
BNP Paribas                                                                8,364                               871 (j)
CapitaLand Ltd.                                                           76,000                               400
Credit Agricole S.A.                                                       8,004                               311 (j)
Credit Suisse Group, (Regd.)                                              11,611                               829
Hongkong Land Holdings Ltd.                                               63,999                               298
ICICI Bank Ltd. ADR                                                        7,341                               270 (j)
ING Groep N.V.                                                            12,738                               537
Jardine Matheson Holdings Ltd.                                            10,107                               213
Kookmin Bank                                                               4,287                               385
Lloyds TSB Group, PLC                                                     30,398                               334
Mitsubishi Estate Company Ltd.                                            35,982                             1,179
Mitsubishi UFJ Financial
Group, Inc.                                                                   81                               912
Mitsui Sumitomo Insurance Company Ltd.                                    25,000                               313 (j)
Nomura Holdings, Inc.                                                     56,999                             1,185 (j)
Prudential PLC                                                            42,031                               592
Reliance Capital Ltd. ADR                                                  1,221                                19 (a,b)
Royal Bank of Scotland Group, PLC                                         27,216                             1,059
Sumitomo Realty & Development Company Ltd.                                10,000                               379 (j)
Sun Hung Kai Properties Ltd.                                              29,177                               337
Swiss Reinsurance                                                          4,780                               435
UniCredito Italiano S.p.A.                                               108,664                             1,031
                                                                                                            14,563

HEALTHCARE - 1.0%
GlaxoSmithKline PLC                                                       23,764                               651
Novartis AG (Regd.)                                                       14,275                               773
Roche Holding AG                                                           6,692                             1,179
Sanofi-Aventis                                                             1,522                               132 (j)
                                                                                                             2,735

INDUSTRIALS - 2.4%
ABB Ltd. (Regd.)                                                          32,098                               547
Adecco S.A. (Regd.)                                                        2,729                               172
Alstom                                                                     1,484                               192 (a)
Asahi Glass Company Ltd.                                                  31,003                               436 (j)
Brambles Ltd.                                                             14,586                               160 (a)
Canadian National Railway Co.                                             12,258                               541 (j)
Chiyoda Corp.                                                             22,369                               490 (j)
Deutsche Lufthansa AG (Regd.)                                                926                                25
East Japan Railway Co.                                                        79                               614 (j)
Group 4 Securicor PLC                                                     51,931                               205
Group 4 Securicor PLC                                                     61,951                               242
Komatsu Ltd.                                                              18,358                               386 (j)
Larsen & Toubro Ltd.                                                       5,297                               196
Mitsubishi Heavy Industries Ltd.                                          31,000                               200 (j)
Orascom Construction Industries                                            5,923                               297
Orkla ASA                                                                  2,966                               208
Sandvik AB                                                                30,470                               539 (j)
Siemens AG (Regd.)                                                         4,956                               528
SMC Corp.                                                                  1,097                               147
Smiths Group, PLC                                                         17,080                               344
Vinci S.A.                                                                 1,412                               218
                                                                                                             6,687

INFORMATION TECHNOLOGY - 1.2%
Hoya Corp.                                                                14,500                               480 (j)
Ibiden Company Ltd.                                                        4,200                               217 (j)
Nidec Corp.                                                                8,958                               577 (j)
Nokia OYJ                                                                 39,060                               896
Samsung Electronics Company Ltd.                                             680                               407
Taiwan Semiconductor Manufacturing Company Ltd.                          242,558                               498
Telefonaktiebolaget LM Ericsson (Series B)                                68,077                               249 (j)
                                                                                                             3,324

MATERIALS - 1.8%
BASF AG                                                                    1,389                               156
Bayer AG                                                                   6,826                               435 (j)
BHP Billiton PLC                                                          52,690                             1,171
Holcim Ltd. (Regd.)                                                        2,444                               244
Linde AG                                                                   4,554                               489 (j)
Potash Corp of Saskatchewan                                                4,385                               700
Rio Tinto PLC (Regd.)                                                      9,193                               523
Syngenta AG (Regd)                                                         2,429                               463 (a)
Toray Industries Inc.                                                    109,999                               794 (j)
                                                                                                             4,975

TELECOMMUNICATION SERVICES - 1.4%
America Movil S.A. de C.V. ADR (Series L)                                  7,851                               375
Hellenic Telecommunications Organization S.A.                              9,115                               249 (a)
Mobile Telesystems OJSC ADR                                                3,406                               191
MTN Group, Ltd.                                                           32,291                               439
Singapore Telecommunications Ltd.                                        244,254                               528
Telenor ASA                                                               41,491                               734
Vodafone Group, PLC                                                      322,433                               857
Vodafone Group, PLC ADR                                                   25,231                               678
                                                                                                             4,051

UTILITIES - 0.8%
E.ON AG                                                                    4,851                               657 (j)
National Grid PLC                                                         13,499                               211
RWE AG                                                                     3,647                               384
Suez S.A.                                                                  4,844                               255
Veolia Environnement                                                       9,732                               721 (j)
                                                                                                             2,228

TOTAL COMMON STOCK                                                                                          49,681
(COST $35,421)

-------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.3%
-------------------------------------------------------------------------------------------------------------------

Cia Vale do Rio Doce ADR                                                  30,825                               964
(COST $591)

TOTAL FOREIGN EQUITY                                                                                        50,645
(COST $36,012)

                                                                       PRINCIPAL
                                                                          AMOUNT                             VALUE
-------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 25.7%
-------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 5.9%
U.S. Treasury Bonds
4.50%                                  02/15/36                         $  1,550                          $  1,463 (h)
U.S. Treasury Notes
4.63%                                  11/15/09 - 02/15/17                 1,060                             1,060
4.75%                                  02/28/09 - 01/31/12                14,030                            14,105
                                                                                                            16,628

FEDERAL AGENCIES - 1.2%
Federal Home Loan Mortgage Corp.
4.88%                                  02/09/10                            2,370                             2,375
5.00%                                  02/16/17                            1,100                             1,099
                                                                                                             3,474

AGENCY MORTGAGE BACKED - 6.7%
Federal Home Loan
Mortgage Corp.
4.50%                                  06/01/33 - 02/01/35                   141                               133 (h)
5.00%                                  07/01/35 - 10/01/35                   875                               846 (h)
5.50%                                  05/01/20                               17                                17 (h)
6.00%                                  04/01/17 - 05/01/35                   439                               445 (h)
6.50%                                  01/01/27 - 07/01/36                   303                               313 (h)
7.00%                                  10/01/16 - 08/01/36                   126                               132 (h)
7.50%                                  11/01/09 - 09/01/33                    53                                56 (h)
8.00%                                  07/01/26 - 11/01/30                    10                                10 (h)
8.50%                                  04/01/30 - 05/01/30                    32                                35 (h)
Federal National
Mortgage Assoc.
4.00%                                  05/01/19 - 06/01/19                   126                               119 (h)
4.50%                                  05/01/18 - 02/01/35                   931                               896 (h)
5.00%                                  06/01/20 - 08/01/35                   772                               750 (h)
5.02%                                  07/01/35                              316                               315 (h,i)
5.11%                                  08/01/35                              198                               198 (h,i)
5.34%                                  04/01/37                               83                                83 (d,i)
5.35%                                  04/01/37                               73                                73 (d,i)
5.37%                                  04/01/37                               92                                92 (d,i)
5.42%                                  04/01/37                               99                               100 (d,i)
5.44%                                  04/01/37                                7                                 7 (i)
5.50%                                  04/01/14 - 08/01/35                   615                               616 (h)
5.53%                                  04/01/37                               32                                32 (i)
5.56%                                  03/01/37                                7                                 7 (i)
5.69%                                  04/01/37                               67                                67 (i)
5.71%                                  04/01/37                              268                               270 (i)
6.00%                                  02/01/14 - 10/01/36                   773                               782 (h)
6.50%                                  12/01/14 - 08/01/36                 1,275                             1,299 (h)
7.00%                                  01/01/16 - 06/01/36                   284                               295 (h)
7.50%                                  12/01/09 - 03/01/34                   102                               105 (h)
8.00%                                  12/01/11 - 11/01/33                    93                                97 (h)
8.50%                                  05/01/31                                4                                 5 (h)
9.00%                                  06/01/09 - 12/01/22                    56                                60 (h)
5.00%                                  TBA                                 2,646                             2,563 (c)
5.50%                                  TBA                                 5,116                             5,073 (c)
6.00%                                  TBA                                   898                               904 (c)
6.50%                                  TBA                                   460                               469 (c)
Government National
Mortgage Assoc.
4.50%                                  08/15/33 - 09/15/34                   221                               211 (h)
5.00%                                  08/15/33                               58                                57 (h)
6.00%                                  04/15/30 - 09/15/36                    96                                96 (h)
6.50%                                  06/15/24 - 07/15/36                   145                               147 (h)
7.00%                                  03/15/12 - 10/15/36                   168                               174 (h)
7.50%                                  07/15/23 - 04/15/28                    43                                45 (h)
8.00%                                  05/15/30                                2                                 2 (h)
8.50%                                  10/15/17                               47                                50 (h)
9.00%                                  11/15/16 - 12/15/21                    45                                48 (h)
5.50%                                  TBA                                   750                               746 (c)
                                                                                                            18,840

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.9%
Collateralized Mortgage Obligation
Trust (Class B)
5.88%                                  11/01/18                                4                                 3 (d,f,h)
Federal Home Loan
Mortgage Corp.
1.13%                                  04/15/37                              280                                15
1.33%                                  10/15/18                              187                                11 (g,h,i)
1.83%                                  12/15/30                              391                                18 (g,h,i)
1.88%                                  09/15/36                              266                                20 (g,i)
2.46%                                  09/15/36                              266                                25 (g,h,i)
3.22%                                  10/15/33                               80                                62 (h,i)
3.98%                                  12/15/33                               50                                42 (h,i)
4.00%                                  02/15/21                              104                                15 (g,h)
4.50%                                  04/15/13 - 12/15/20                   679                                85 (g,h)
5.00%                                  12/15/13 - 12/01/34                 1,990                               364 (g,h)
5.10%                                  06/15/33                              274                               268 (h,i)
5.50%                                  04/15/17 - 06/15/33                   257                                40 (g,h)
5.50%                                  12/15/32 - 12/15/36                   738                               734
7.50%                                  01/15/16                               19                                19 (h)
7.50%                                  07/15/27                               45                                 9 (g,h)
8.00%                                  04/15/20                                2                                 2 (h)
8.00%                                  02/01/23 - 07/01/24                     8                                 2 (g,h)
24.17%                                 04/25/37                              560                                30 (d)
24.26%                                 09/25/43                              572                                 6 (d,g,h,i)
Federal Home Loan Mortgage STRIPS
6.34%                                  08/01/27                                2                                 1 (d,f,h)
Federal National Mortgage Assoc
STRIPS (Class 2)
7.50%                                  11/01/23                               89                                21 (g,h)
8.00%                                  08/01/23 - 07/01/24                    18                                 4 (g,h)
8.50%                                  03/01/17 - 07/25/22                     8                                 1 (g,h)
9.00%                                  05/25/22                                4                                 1 (g,h)
Federal National Mortgage Assoc.
1.13%                                  04/25/37                              267                                14
1.19%                                  12/25/42                              156                                 3 (g,h,i)
1.45%                                  03/25/37                              223                                15 (g,i)
1.88%                                  06/25/36 - 02/25/37                 2,914                               190 (g,h,i)
2.18%                                  05/25/18                              885                                67 (g,h,i)
2.28%                                  09/25/42                              418                                23 (g,h,i)
2.33%                                  04/25/17 - 10/25/17                   197                                11 (g,h,i)
2.38%                                  08/25/16                               43                                 2 (g,h,i)
2.78%                                  06/25/42                              103                                 7 (g,h,i)
3.56%                                  09/25/31                               90                                84 (h,i)
4.00%                                  02/25/28                                9                                 9 (h)
4.50%                                  05/25/18                               60                                 5 (g,h)
4.75%                                  11/25/14                               40                                 2 (g,h)
5.00%                                  02/25/32                               30                                 2 (g,h)
5.50%                                  03/25/33                               55                                55
5.67%                                  04/24/37                               55                                55
8.00%                                  07/25/14                               18                                18 (h)
Federal National Mortgage Assoc.
(Class S)
1.78%                                  02/25/31                              122                                 6 (g,h,i)
Federal National Mortgage Assoc. REMIC
1.88%                                  01/25/37                              705                                42 (g,h,i)
4.50%                                  11/25/13                               89                                 3 (g,h)
4.91%                                  03/25/31                              118                               116 (h,i)
5.00%                                  10/25/22                               63                                 9 (g,h)
Federal National Mortgage Assoc.
REMIC (Class B)
5.73%                                  12/25/22                                4                                 3 (d,f,h)
Federal National Mortgage Assoc.
STRIPS (Class 2)
5.00%                                  08/01/34                              105                                25 (g)
                                                                                                             2,564

ASSET BACKED - 0.7%
Bank One Issuance Trust
3.59%                                  05/17/10                               25                                25 (h)
Bear Stearns Asset Backed Securities
Inc. (Class A)
5.69%                                  01/25/34                               13                                13 (h,i)
Capital One Master Trust
(Class C)
6.70%                                  06/15/11                              100                               102 (b,h)
Carmax Auto Owner Trust
4.35%                                  03/15/10                               64                                63 (h)
Chase Credit Card Master Trust
(Class A)
5.43%                                  07/15/10                              120                               120 (h,i)
Chase Funding Mortgage Loan
Asset-Backed Certificates
5.82%                                  03/25/32                               36                                36 (h,i)
Citibank Credit Card
Issuance Trust
4.45%                                  04/07/10                               59                                58 (h)
Countrywide Asset-Backed Certificates
5.75%                                  05/25/33                                7                                 7 (h,i)
Countrywide Asset-Backed Certificates
(Class A)
5.98%                                  04/25/32                               26                                26 (h,i)
Fleet Credit Card Master Trust II
(Class A)
5.46%                                  04/15/10                              180                               180 (h,i)
Fleet Home Equity Loan Trust (Class A)
5.57%                                  01/20/33                               22                                22 (h,i)
Honda Auto Receivables Owner Trust
(Class A)
4.15%                                  10/15/10                               69                                68 (h)
Mid-State Trust
7.54%                                  07/01/35                               14                                14 (h)
Peco Energy Transition Trust
6.52%                                  12/31/10                               45                                47 (h)
Residential Asset Mortgage
Products, Inc.
5.56%                                  03/25/34                                5                                 5 (h,i)
Residential Asset Mortgage Products,
Inc. (Class A)
5.88%                                  06/25/32                               25                                25 (h,i)
Residential Asset Securities Corp.
5.82%                                  07/25/32                               12                                12 (h,i)
Residential Asset Securities Corp.
(Class A)
4.16%                                  07/25/30                               33                                33 (h,i)
Superior Wholesale Inventory
Financing Trust (Class A)
5.50%                                  06/15/10                            1,000                             1,003 (h,i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                  10/20/10                               43                                43 (h)
Wells Fargo Home Equity Trust
3.97%                                  05/25/34                               34                                33 (h,i)
                                                                                                             1,935

CORPORATE NOTES - 7.5%
Abbey National PLC
7.95%                                  10/26/29                               80                               100 (h)
Abbott Laboratories
5.88%                                  05/15/16                              125                               129 (h)
AES Ironwood LLC
8.86%                                  11/30/25                              118                               132 (h)
Air Jamaica Ltd.
9.38%                                  07/08/15                              100                               108 (b,h)
Allergan, Inc.
5.75%                                  04/01/16                               75                                76
Allied Waste North America Inc.
(Series B)
7.13%                                  05/15/16                              145                               148 (h)
Allied World Assurance
Holdings Ltd.
7.50%                                  08/01/16                               60                                64 (h)
Allstate Life Global
Funding Trusts
3.85%                                  01/25/08                               90                                89 (h)
American Electric Power Company, Inc.
(Series C)
5.38%                                  03/15/10                              340                               342
American Electric Power Company, Inc.
(Series D)
5.25%                                  06/01/15                               35                                34 (h)
American General Corp.
7.50%                                  08/11/10                               80                                86 (h)
American International
Group, Inc.
6.25%                                  05/01/36                              100                               105 (h)
American Railcar Industries, Inc.
7.50%                                  03/01/14                               25                                26 (b)
AmerisourceBergen Corp.
5.88%                                  09/15/15                               90                                89
Anadarko Petroleum Corp.
6.45%                                  09/15/36                               60                                59
Aramark Corp.
8.50%                                  02/01/15                               80                                83 (b,h)
Archstone-Smith Operating Trust
3.00%                                  06/15/08                               70                                68 (h)
Arizona Public Service Co.
6.25%                                  08/01/16                               80                                82 (h)
AT&T, Inc.
4.13%                                  09/15/09                              155                               151
AvalonBay Communities, Inc. (REIT)
5.75%                                  09/15/16                               55                                56 (h)
BAC CAP TRUST V
5.63%                                  03/08/35                               80                                75 (h)
Banco BMG S.A.
9.15%                                  01/15/16                              100                               107 (b,h)
Banco Mercantil del Norte S.A.
6.14%                                  10/13/16                              210                               212 (b,i)
Banco Santander Chile
5.38%                                  12/09/14                               90                                90 (b,h)
Bank of America Corp.
5.75%                                  08/15/16                               65                                66 (h)
Bank of America NA
5.30%                                  03/15/17                              170                               168
Bear Stearns Companies, Inc.
5.55%                                  01/22/17                               40                                39 (h)
BellSouth Corp.
4.20%                                  09/15/09                               75                                73 (h)
6.55%                                  06/15/34                               75                                77 (h)
BJ Services Co.
5.75%                                  06/01/11                               80                                81 (h)
BNP US Funding LLC (Series A)
7.74%                                  12/31/49                               45                                46 (b,h,i)
Bristol-Myers Squibb Co.
5.88%                                  11/15/36                               60                                59 (h)
British Telecommunications PLC
8.63%                                  12/15/10                               30                                34 (h)
9.13%                                  12/15/30                              120                               165
Burlington Northern
Santa Fe Corp.
8.13%                                  04/15/20                              135                               160 (h)
Cablevision Systems Corp.
8.00%                                  04/15/12                               30                                30 (h)
Cadbury Schweppes US
Finance LLC
3.88%                                  10/01/08                               75                                73 (b,h)
Cap Cana S.A.
9.63%                                  11/03/13                              100                               105 (b,h)
Capital One Bank
6.50%                                  06/13/13                               40                                42 (h)
Capital One Capital III
7.69%                                  08/15/36                               50                                54 (h)
Carolina Power & Light Co.
5.15%                                  04/01/15                               40                                39 (h)
5.70%                                  04/01/35                               20                                19 (h)
6.13%                                  09/15/33                               70                                71 (h)
CBS Corp.
5.63%                                  05/01/07                               15                                15 (h)
Cerveceria Nacional
Dominicana C por A
8.00%                                  03/27/14                              100                               102 (b)
Chaoda Modern Agriculture
7.75%                                  02/08/10                               75                                76 (b,h)
Chesapeake Energy Corp.
6.88%                                  01/15/16                              105                               106 (h)
CIT Group, Inc.
5.13%                                  09/30/14                               90                                87 (h)
Citigroup, Inc.
5.13%                                  05/05/14                               80                                79
Clarendon Alumina
Production Ltd.
8.50%                                  11/16/21                              200                               215 (b,h)
CNA Financial Corp.
6.50%                                  08/15/16                               55                                57 (h)
Comcast Cable Communications
Holdings, Inc.
9.46%                                  11/15/22                               70                                92 (h)
Comcast Corp.
5.88%                                  02/15/18                               90                                90 (h)
Commonwealth Bank of Australia
6.02%                                  03/29/49                               80                                81 (b,h,i)
ConocoPhillips Canada
Funding Co.
5.95%                                  10/15/36                               90                                91 (h)
Consumers Energy Co.
5.15%                                  02/15/17                               50                                48 (h)
Countrywide Home Loans, Inc.
5.63%                                  05/15/07                               75                                75 (h)
Coventry Health Care, Inc.
5.95%                                  03/15/17                               60                                60
COX Communications, Inc.
7.75%                                  11/01/10                               70                                76
CRH America, Inc.
6.00%                                  09/30/16                               55                                56 (h)
CSX Transportation, Inc.
9.75%                                  06/15/20                                8                                11 (h)
DaimlerChrysler NA
Holding Corp.
4.05%                                  06/04/08                               50                                49 (h)
4.75%                                  01/15/08                               50                                50 (h)
DBS Bank Ltd.
5.00%                                  11/15/19                               90                                88 (b,h,i)
Delhaize America, Inc.
8.13%                                  04/15/11                              165                               180 (h)
Detroit Edison Co. (Series B)
5.45%                                  02/15/35                               85                                79 (h)
Devon OEI Operating Inc.
4.38%                                  10/01/07                               50                                50 (h)
Digicel Ltd.
9.25%                                  09/01/12                              100                               106 (b)
Dominion Resources, Inc.
(Series B)
6.30%                                  09/30/66                              295                               300 (h,i)
Dover Corp.
6.50%                                  02/15/11                               55                                58 (h)
6.65%                                  06/01/28                               35                                38 (h)
Dresdner Funding Trust I
8.15%                                  06/30/31                              100                               119 (b,h)
Duke Energy Corp.
5.38%                                  01/01/09                               60                                60 (h)
Echostar DBS Corp.
7.00%                                  10/01/13                              230                               237 (h)
EI Du Pont de Nemours & Co.
4.88%                                  04/30/14                               60                                58 (h)
El Paso Production Holding Co.
7.75%                                  06/01/13                              100                               105 (h)
Embarq Corp.
7.08%                                  06/01/16                               80                                82 (h)
Empresa Energetica de Sergipe and
Sociedade Anonima de Eletrificaao da
Paraiba
10.50%                                 07/19/13                               55                                61 (b,h)
Federated Retail Holdings Inc.
5.35%                                  03/15/12                              105                               105
FirstEnergy Corp. (Series B)
6.45%                                  11/15/11                              120                               126 (h)
FPL Group Capital, Inc.
(Series B)
5.55%                                  02/16/08                              110                               110 (h)
Freeport-McMoRan Copper & Gold, Inc.
8.38%                                  04/01/17                               95                               103
Gaz Capital for Gazprom
6.21%                                  11/22/16                              100                               100 (b,h)
6.51%                                  03/07/22                              300                               305 (b)
Georgia Gulf Corp.
9.50%                                  10/15/14                              150                               144 (b,h)
Gol Finance
7.50%                                  04/03/17                               75                                74 (b)
Goldman Sachs Group, Inc.
6.60%                                  01/15/12                              270                               285
Greater Bay Bancorp
5.25%                                  03/31/08                              135                               135 (h)
Greentown China Holdings Ltd.
9.00%                                  11/08/13                              100                               103 (b,h)
GS Caltex Corp.
5.50%                                  10/15/15                               80                                79 (b,h)
GTE Corp.
6.94%                                  04/15/28                              100                               106 (h)
7.51%                                  04/01/09                               55                                57 (h)
Harrah's Operating
Company, Inc.
5.38%                                  12/15/13                              120                               106
HCA Inc.
9.13%                                  11/15/14                              105                               112 (b,h)
Hexion US Finance Corp.
9.75%                                  11/15/14                              160                               168 (b,h)
Home Depot, Inc.
5.25%                                  12/16/13                               90                                89 (h)
Hospira, Inc.
5.55%                                  03/30/12                               90                                90
HSBC Bank USA NA
4.63%                                  04/01/14                              100                                96
HSBC Capital Funding LP
4.61%                                  12/29/49                              100                                95 (b,h,i)
HSBC Capital Funding LP
(Series 1)
9.55%                                  12/31/49                               85                                96 (b,h,i)
HSBC Finance Corp.
6.50%                                  11/15/08                              120                               122 (h)
Hutchison Whampoa Finance CI Ltd.
(Series C)
7.50%                                  08/01/27                              220                               252 (b,h)
Hydro Quebec
8.50%                                  12/01/29                              120                               167 (h)
IBM Canada Credit Services Co.
3.75%                                  11/30/07                               45                                45 (b,h)
Idearc Inc.
8.00%                                  11/15/16                              150                               154 (b,h)
IIRSA Norte Finance Ltd.
8.75%                                  05/30/24                              100                               118 (b,h)
Industrias Unidas S.A.
11.50%                                 11/15/16                              100                               107 (b,h)
ING Groep N.V.
5.78%                                  12/29/49                              275                               273 (i)
International Business
Machines Corp.
3.80%                                  02/01/08                               55                                54 (h)
International Steel Group Inc.
6.50%                                  04/15/14                               75                                78
IPSCO, Inc.
8.75%                                  06/01/13                               65                                69 (h)
ISA Capital do Brasil S.A.
8.80%                                  01/30/17                              160                               170 (b,h)
iStar Financial, Inc. (REIT)
4.88%                                  01/15/09                               30                                30 (h)
7.00%                                  03/15/08                               50                                51 (h)
JBS S.A.
9.38%                                  02/07/11                              100                               105
JP Morgan Chase & Co.
7.00%                                  11/15/09                              110                               115 (h)
JP Morgan Chase Bank
5.88%                                  06/13/16                              150                               154
Kansas Gas & Electric
5.65%                                  03/29/21                               45                                44 (h)
Kazkommerts International
7.50%                                  11/29/16                              100                                97 (b,h)
Kimco Realty Corp. (REIT)
4.82%                                  06/01/14                               55                                53 (h)
Kinder Morgan Energy
Partners LP
5.13%                                  11/15/14                               65                                63 (h)
Landsbanki Islands
6.06%                                  08/25/09                              100                               101 (b,h,i)
Lehman Brothers Holdings, Inc.
5.75%                                  07/18/11                               50                                51 (h)
LIN Television Corp.
6.50%                                  05/15/13                              135                               132
Lloyds TSB Group PLC
6.27%                                  12/31/49                              100                                98 (b,h,i)
MacDermid, Inc.
9.13%                                  07/15/11                              145                               152
Majestic Star Casino LLC
9.50%                                  10/15/10                              155                               163 (h)
Marfrig Overseas Ltd.
9.63%                                  11/16/16                              100                               104 (b)
Markel Corp.
7.35%                                  08/15/34                               35                                38 (h)
MBIA, Inc.
5.70%                                  12/01/34                               50                                48
Mediacom LLC
9.50%                                  01/15/13                              145                               150 (h)
Merrill Lynch & Company, Inc.
6.05%                                  05/16/16                               60                                61 (h)
Metropolitan Life Global Funding I
4.25%                                  07/30/09                              105                               103 (b,h)
Midamerican Energy
Holdings Co.
6.13%                                  04/01/36                               55                                55 (h)
Mohegan Tribal Gaming Authority
8.00%                                  04/01/12                              140                               145 (h)
Morgan Stanley
6.60%                                  04/01/12                              200                               211
Motorola, Inc.
4.61%                                  11/16/07                               20                                20 (h)
MUFG Capital Finance 1 Ltd.
6.35%                                  07/29/49                              100                               102 (h,i)
Nakilat Inc.
6.07%                                  12/31/33                              100                                96 (b,h)
6.27%                                  12/31/33                              100                                99 (b,h)
National Power Corp.
9.63%                                  05/15/28                               70                                88 (h)
Nelnet, Inc.
5.13%                                  06/01/10                               65                                63 (h)
Nevada Power Co. (Series N)
6.65%                                  04/01/36                               40                                42 (h)
New Cingular Wireless
Services Inc.
8.75%                                  03/01/31                               90                               117 (h)
News America, Inc.
7.25%                                  05/18/18                               50                                55 (h)
Nisource Finance Corp.
5.45%                                  09/15/20                               80                                76 (h)
7.88%                                  11/15/10                               30                                33 (h)
Norfolk Southern Corp.
6.00%                                  04/30/08                               50                                50 (h)
8.63%                                  05/15/10                              100                               109 (h)
Norfolk Southern Railway Co.
9.75%                                  06/15/20                               22                                30 (h)
Nortel Networks Ltd.
10.75%                                 07/15/16                               75                                83 (b,h)
Northeast Utilities (Series B)
3.30%                                  06/01/08                               35                                34 (h)
Northern States Power Co.
6.25%                                  06/01/36                               30                                32 (h)
NorthWestern Corp.
5.88%                                  11/01/14                              100                                99 (h)
NRG Energy, Inc.
7.38%                                  01/15/17                               30                                31 (h)
Ohio Power Co. (Series E)
6.60%                                  02/15/33                               35                                37 (h)
ONEOK Partners LP
5.90%                                  04/01/12                               55                                56 (h)
OPTI Canada Inc.
8.25%                                  12/15/14                              150                               156 (b,h)
Pacific Bell
7.13%                                  03/15/26                               35                                37 (h)
Pacific Gas & Electric Co.
5.80%                                  03/01/37                              120                               116
6.05%                                  03/01/34                               40                                40 (h)
PanAmSat Corp.
9.00%                                  08/15/14                              120                               130 (h)
Pemex Finance Ltd.
9.03%                                  02/15/11                               64                                68 (h)
9.69%                                  08/15/09                               92                                98 (h)
Pemex Project Funding
Master Trust
6.13%                                  08/15/08                              160                               161 (h)
7.38%                                  12/15/14                               15                                17 (h)
7.88%                                  02/01/09                               35                                37
Pepco Holdings, Inc.
5.50%                                  08/15/07                               80                                80 (h)
Petrobras International
Finance Co.
6.13%                                  10/06/16                              150                               153 (h)
Playtex Products, Inc.
8.00%                                  03/01/11                               75                                78 (h)
Potomac Edison Co.
5.35%                                  11/15/14                               40                                39 (h)
Prudential Financial, Inc.
5.70%                                  12/14/36                               90                                86 (h)
Prudential Holdings LLC
(Series C)
8.70%                                  12/18/23                              100                               126 (b,h)
Public Service Company
of Colorado
7.88%                                  10/01/12                               95                               107 (h)
Puget Sound Energy, Inc.
3.36%                                  06/01/08                               35                                34 (h)
5.48%                                  06/01/35                               55                                50 (h)
Pulte Homes, Inc.
4.88%                                  07/15/09                               70                                69 (h)
Quebecor World Inc.
9.75%                                  01/15/15                              225                               236 (b,h)
Rabobank Capital Funding II
5.26%                                  12/31/49                              165                               161 (b,i)
Rede Empresas de Energia Eletrica S.A.
11.13%                                 04/02/49                              100                               102 (b)
Reichhold Industries, Inc.
9.00%                                  08/15/14                               75                                76 (b,h)
Residential Capital LLC
6.38%                                  06/30/10                              120                               120
6.46%                                  04/17/09                              120                               120 (i)
Resona Bank Ltd.
5.85%                                  09/29/49                              200                               199 (b,h,i)
Rock-Tenn Co.
8.20%                                  08/15/11                              160                               170
Roseton Danskammer (Series B)
7.67%                                  11/08/16                              145                               154 (h)
Rouse Company LP (REIT)
6.75%                                  05/01/13                               80                                82 (b,h)
Royal Bank of Scotland
Group PLC
5.00%                                  10/01/14                               70                                69 (h)
Sabine Pass LNG LP
7.50%                                  11/30/16                              140                               141 (b)
Security Benefit Life Insurance
8.75%                                  05/15/16                               60                                70 (b)
Simon Property Group,
L.P. (REIT)
4.60%                                  06/15/10                               55                                54 (h)
Smith International, Inc.
6.00%                                  06/15/16                               55                                56 (h)
Southern Natural Gas Co.
5.90%                                  04/01/17                               40                                40 (b)
Sovereign Capital Trust VI
7.91%                                  06/13/36                              130                               145 (h)
Sprint Capital Corp.
7.63%                                  01/30/11                               90                                97
Stallion Oilfield Finance Corp.
9.75%                                  02/01/15                               45                                46 (b)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                  12/03/14                               90                                88 (i)
Station Casinos Inc.
7.75%                                  08/15/16                               10                                10 (h)
Stewart Enterprises, Inc.
6.25%                                  02/15/13                               70                                68 (h)
Telecom Italia Capital S.A.
7.20%                                  07/18/36                               60                                63 (h)
Telecom Personal S.A.
9.25%                                  12/22/10                               50                                52 (b)
Tennessee Gas Pipeline Co.
8.38%                                  06/15/32                               60                                74
The Kroger Co.
6.80%                                  12/15/18                               55                                57 (h)
The Thomson Corp.
5.50%                                  08/15/35                               55                                49 (h)
TNK-BP Finance S.A.
6.13%                                  03/20/12                              200                               199 (b)
Tronox Worldwide LLC
9.50%                                  12/01/12                              105                               111 (h)
TXU Electric Delivery Co.
5.00%                                  09/01/07                               55                                55 (h)
5.73%                                  09/16/08                               70                                70 (i)
6.38%                                  05/01/12                               45                                47 (h)
Union Pacific Railroad Co.
5.87%                                  07/02/30                               55                                56 (h)
United Overseas Bank Ltd.
4.50%                                  07/02/13                              110                               106 (b,h)
Verizon Pennsylvania Inc.
8.75%                                  08/15/31                               55                                68 (h)
VTB Capital S.A.
6.10%                                  09/21/07                               55                                55 (b,h,i)
Wachovia Corp.
5.63%                                  10/15/16                              210                               211 (h)
Wal-Mart Stores, Inc.
5.25%                                  09/01/35                               50                                45 (h)
Wells Fargo & Co.
5.25%                                  12/01/07                               65                                65 (h)
Wells Fargo Bank NA
5.95%                                  08/26/36                               80                                81
Westar Energy, Inc.
5.15%                                  01/01/17                               35                                33 (h)
7.13%                                  08/01/09                               30                                31 (h)
Westlake Chemical Corp.
6.63%                                  01/15/16                              145                               141 (h)
Windstream Corp.
7.00%                                  03/15/19                              160                               160 (b)
8.63%                                  08/01/16                              160                               175
Wisconsin Electric Power
3.50%                                  12/01/07                               65                                64 (h)
5.70%                                  12/01/36                               20                                20 (h)
Wyeth
4.38%                                  03/01/08                               50                                50 (h)
5.95%                                  04/01/37                               90                                89
                                                                                                            21,231

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.5%
Banc of America Commercial
Mortgage Inc.
5.32%                                  10/10/11                               87                                87 (h)
Banc of America Funding Corp.
5.74%                                  03/20/36                               50                                50 (h,i)
5.85%                                  02/20/36                              100                               100 (h,i)
Banc of America Mortgage Securities
(Class B)
5.38%                                  01/25/36                               50                                50 (h,i)
Bank of America Alternative
Loan Trust
6.50%                                  07/25/35                               77                                78 (h)
Bear Stearns Commercial Mortgage
Securities
5.41%                                  03/11/39                               39                                39 (h,i)
5.48%                                  10/12/41                              145                               147 (h,i)
5.53%                                  10/12/41                              145                               147 (h,i)
6.02%                                  02/14/31                              100                               101 (h)
CalSTRS Trust
4.13%                                  11/20/12                              149                               148 (b,h)
Citigroup Mortgage Loan
Trust, Inc.
6.08%                                  08/25/36                              100                               100 (h,i)
Countrywide Alternative
Loan Trust
5.98%                                  05/25/36                               25                                22 (h,i)
6.00%                                  03/25/36 - 08/25/36                    96                                82 (h)
Countrywide Alternative Loan Trust
(Class B)
6.00%                                  05/25/36 - 08/25/36                    45                                39 (h)
Countrywide Home Loan Mortgage Pass
Through Trust (Class M)
5.50%                                  12/25/35                               44                                43 (h)
Credit Suisse Mortgage
Capital Certificates
5.47%                                  09/15/39                              128                               129 (h)
Credit Suisse Mortgage Capital
Certificates (Class C)
5.65%                                  02/25/36                               25                                24 (h,i)
CS First Boston Mortgage Securities
Corp.
5.25%                                  08/25/34                               44                                43 (h)
5.25%                                  07/15/37                            1,254                                31 (b,d,h,i)
5.33%                                  10/25/35                               45                                43 (h,i)
DLJ Commercial Mortgage Corp.
6.24%                                  11/12/31                              343                               347 (h)
GMAC Commercial Mortgage Securities,
Inc.
6.42%                                  05/15/35                              312                               315 (h)
GMAC Commercial Mortgage Securities,
Inc. (Class X)
5.23%                                  12/10/41                            1,922                                40 (d,h,i)
Greenwich Capital Commercial Funding
Corp.
5.12%                                  04/10/37                               90                                90 (h)
Impac CMB Trust (Class A)
6.08%                                  12/25/33                               65                                65 (h,i)
Indymac INDA Mortgage
Loan Trust
5.16%                                  01/25/36                              100                                98 (h,i)
Indymac INDA Mortgage Loan Trust
(Class B)
5.16%                                  01/25/36                              100                               100 (h,i)
Indymac Index Mortgage
Loan Trust
5.38%                                  06/25/35                               73                                73 (h,i)
JP Morgan Chase Commercial Mortgage
Securities Corp.
1.12%                                  01/12/39                            1,006                                34 (b,h,i)
6.47%                                  11/15/35                               64                                67 (h)
LB-UBS Commercial
Mortgage Trust
4.06%                                  09/15/27                              144                               141 (h,i)
5.17%                                  01/18/12                            1,497                                40 (d,h,i)
5.42%                                  02/15/40                              100                               100
5.46%                                  01/15/36                              500                                33 (b,d,h)
6.23%                                  03/15/26                               87                                89 (h)
6.97%                                  03/15/36                            1,279                                36 (b,d,h,i)
7.09%                                  10/15/35                              546                                23 (b,d,h,i)
7.23%                                  02/15/40                            1,256                                27 (b,d,h,i)
LB-UBS Commercial Mortgage Trust
(Class A)
6.65%                                  11/15/27                              116                               122 (h)
LB-UBS Commercial Mortgage Trust
(Class B)
6.65%                                  07/14/16                               26                                28 (b,h)
LB-UBS Commercial Mortgage Trust
(Class X)
6.77%                                  12/15/39                            1,090                                19 (b,d,h,i)
Master Alternative Loans Trust
5.00%                                  08/25/18                               56                                 9 (g,h)
6.50%                                  08/25/34 - 05/25/35                   235                               238 (h)
Master Alternative Loans Trust
(Class 3)
6.50%                                  01/25/35                               63                                65 (h)
Merrill Lynch Mortgage Trust (Class A)
5.62%                                  05/12/39                              300                               306 (h,i)
MLCC Mortgage Investors, Inc.
5.39%                                  02/25/36                               50                                50 (h,i)
Morgan Stanley Capital I
5.28%                                  12/15/43                               58                                58 (h,i)
5.33%                                  12/15/43                               58                                58 (h,i)
5.39%                                  11/12/41                              162                               161 (h,i)
5.44%                                  02/20/44                              500                               504 (b,i)
5.45%                                  02/20/44                               63                                63 (i)
5.71%                                  07/20/44                              100                               102 (h)
6.53%                                  03/15/31                              214                               217 (h)
Morgan Stanley Capital I
(Class A)
5.36%                                  02/20/44                               74                                75 (i)
Morgan Stanley Dean Witter Capital I
7.20%                                  10/15/33                              207                               217 (h)
Nomura Asset Securities Corp.
(Class A)
6.59%                                  03/15/30                              216                               218 (h)
Opteum Mortgage
Acceptance Corp.
5.62%                                  02/25/35                              317                               317 (h,i)
Residential Accredit Loans, Inc.
6.00%                                  01/25/36                              246                               241 (h)
Residential Asset Securitization
Trust (Class A)
5.50%                                  05/25/35                              123                               122 (h,i)
Structured Asset Securities Corp.
(Class X)
2.14%                                  02/25/28                               91                                 4 (i)
Wachovia Bank Commercial Mortgage
Trust
5.51%                                  03/15/45                               79                                80 (h)
5.68%                                  05/15/43                              300                               305 (h,i)
Wells Fargo Mortgage Backed
Securities Trust
5.50%                                  01/25/36 - 03/25/36                   199                               190 (h)
                                                                                                             6,990

SOVEREIGN BONDS - 0.3%
Government of Argentina
9.38%                                  09/14/18                              100                               101
Government of Bahamas
6.63%                                  05/15/33                               50                                55 (b,h)
Government of Brazil
10.25%                                 01/10/28                              250                               118
Government of Canada
7.50%                                  09/15/29                               90                               114
Government of Jamaica
8.00%                                  03/15/39                              100                               100
Government of Manitoba Canada
4.90%                                  12/06/16                               60                                59 (h)
Government of Mexico
7.50%                                  01/14/12                              140                               153
Government of Panama
6.70%                                  01/26/36                               55                                57
                                                                                                               757

TOTAL BONDS AND NOTES                                                                                       72,419
 (COST $73,490)

                                                                       NUMBER OF
                                                                          SHARES                             VALUE
-------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.8%
-------------------------------------------------------------------------------------------------------------------

Financial Select Sector
SPDR Fund                                                                 27,117                           $   966 (l)
Industrial Select Sector
SPDR Fund                                                                113,354                             4,029 (l)

TOTAL EXCHANGE TRADED FUNDS                                                                                  4,995
 (COST $3,751)

TOTAL INVESTMENTS IN SECURITIES                                                                            284,424
 (COST $247,402)

                                                                       NUMBER OF
                                                                          SHARES                             VALUE
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 10.0%
-------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 3.0%
GEI Short Term Investment Fund
5.53%                                                                  8,580,463                         $   8,581 (d,k)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN -
7.0%
State Street Navigator Securities
Lending Prime Portfolio
5.35%                                                                 19,697,068                            19,697 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                28,278
(COST $28,278)

TOTAL INVESTMENTS                                                                                          312,702
(COST $275,680)

LIABILITIES IN EXCESS OF OTHER
ASSETS, NET - (10.8)%                                                                                      (30,522)
                                                                                                         ---------
NET ASSETS - 100.0%                                                                                      $ 282,180
                                                                                                         =========


-------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------------------

The Elfun Diversified Fund had the following long futures contracts open at March 31, 2007 (unaudited):

                                                                                                    UNREALIZED
                                                                    NUMBER OF        CURRENT      APPRECIATION/
DESCRIPTION                                 EXPIRATION DATE         CONTRACTS    NOTIONAL VALUE    DEPRECIATION
----------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                         September 2007              28            $6,645           $(1)
U S Treasury Notes 5Yr. Futures                June 2007                23             2,433            (5)

The Elfun Diversified Fund had the following Short futures contracts open at March 31, 2007 (unaudited):

                                                                                                     UNREALIZED
                                                                    NUMBER OF        CURRENT       APPRECIATION/
DESCRIPTION                                 EXPIRATION DATE         CONTRACTS    NOTIONAL VALUE    DEPRECIATION
----------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures                          June 2007                8            $(2,862)          $ 0
                                                                                                       ---
                                                                                                       $(6)
                                                                                                       ===


Notes to Schedules of Investments (dollars in thousands) -
March 31, 2007 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $7,667; or 2.72%of net assets for the Elfun Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2007.

(j)      All or a portion of the security is out on loan.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(l) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent

+        Percentages are based on net assets as of March 31, 2007.

*        Less than 0.1%

**       Amount is less than $500




         Abbreviations:

ADR      American Depositary Receipt

Regd.    Registered

REIT     Real Estate Investment Trust

REMIC    Real Estate Mortgage Investment Conduit

SPDR     Standard & Poor's Depository Receipts

STRIPS   Separate Trading of Registered Interest and Principal of Security

TBA      To be announced


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:   /S/RONALD R. PRESSMAN
       Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/RONALD R. PRESSMAN
       Ronald R. Pressman
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 25, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  May 25, 2007